Cover	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 11, 2026
Registrant Name	OptimizeRx Corporation
Entity Incorporation, State or Country Code	NV
Entity File Number	001-38543
Entity Tax Identification Number	26-1265381
Entity Address, Address Line One	260 Charles Street
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
Local Phone Number	651.6568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	OPRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001448431
Amendment Flag	false
City Area Code	248